ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Loans, Notes, Trade and Other Receivables Disclosure [Text Block]
9.	ACCOUNTS RECEIVABLE

The components of accounts receivable were as follows:

	December 31, 2015	December 31, 2014
Trade receivables	$170.9	$102.1
Less: allowance for doubtful accounts	(4.5)	(2.3)
	166.4	99.8
Sales taxes receivable	5.6	5.9
Other receivables	13.1	5.2
	$185.1	$110.9

Accounts receivable are pledged as collateral against the long-term debt of the company. See note 15, Long-term debt, for detailed disclosure of the collateral arrangements of the company.